Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000012002 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[1]
C000012002 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[1]
C000012002 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000012002 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000012002 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000012002 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000012002 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000012002 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000012002 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000012002 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000012002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012002 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012002 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000012001 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[2]
C000012001 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[2]
C000012001 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000012001 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000012001 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000012001 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000012001 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000012001 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000012001 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000012001 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000012001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012001 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000012001 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000088841 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[3]
C000088841 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[3]
C000088841 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000088841 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000088841 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000088841 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000088841 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000088841 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000088841 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[3]
C000088841 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000088841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000088841 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088841 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000051483 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[4]
C000051483 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[4]
C000051483 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000051483 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000051483 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000051483 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000051483 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000051483 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000051483 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000051483 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000051483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000051483 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051483 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000082489 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[5]
C000082489 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[5]
C000082489 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[5]
C000082489 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[5]
C000082489 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000082489 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000082489 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000082489 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000082489 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[5]
C000082489 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000082489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000082489 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082489 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000187070 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%	[6]
C000187070 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000187070 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[6]
C000187070 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000187070 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000187070 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000187070 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[6]
C000187070 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000187070 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000187070 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[6]
C000187070 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000187070 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000187070 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000187070 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000187068 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%	[7]
C000187068 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000187068 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[7]
C000187068 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000187068 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[7]
C000187068 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000187068 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000187068 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000187068 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000187068 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[7]
C000187068 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000187068 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000187068 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000187068 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000187069 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%	[8]
C000187069 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000187069 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[8]
C000187069 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[8]
C000187069 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000187069 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[8]
C000187069 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000187069 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000187069 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000187069 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000187069 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000187069 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000187069 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000187069 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000187072 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%	[9]
C000187072 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000187072 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[9]
C000187072 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000187072 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000187072 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000187072 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[9]
C000187072 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000187072 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000187072 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000187072 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000187072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000187072 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000187072 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000187071 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%	[10]
C000187071 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000187071 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[10]
C000187071 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000187071 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000187071 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000187071 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[10]
C000187071 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000187071 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[10]
C000187071 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000187071 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000187071 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000187071 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000187071 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000213837 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11]
C000213837 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000213837 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[11]
C000213837 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[11]
C000213837 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[11]
C000213837 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000213837 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213837 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213837 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213837 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000213836 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[12]
C000213836 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000213836 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[12]
C000213836 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[12]
C000213836 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000213836 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000213836 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213836 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213836 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213836 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000213838 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[13]
C000213838 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[13]
C000213838 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[13]
C000213838 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[13]
C000213838 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[13]
C000213838 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000213838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213838 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213838 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000213835 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[14]
C000213835 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[14]
C000213835 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[14]
C000213835 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[14]
C000213835 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[14]
C000213835 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000213835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213835 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213835 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000011998 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[15]
C000011998 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[15]
C000011998 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[15]
C000011998 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[15]
C000011998 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[15]
C000011998 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000011998 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000011998 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000011998 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000011998 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000011998 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000011998 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000011998 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000011998 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000011997 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[16]
C000011997 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[16]
C000011997 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[16]
C000011997 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[16]
C000011997 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[16]
C000011997 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000011997 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000011997 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000011997 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[16]
C000011997 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000011997 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000011997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000011997 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000011997 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000088835 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[17]
C000088835 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[17]
C000088835 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[17]
C000088835 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[17]
C000088835 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[17]
C000088835 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[17]
C000088835 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000088835 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000088835 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000088835 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000088835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000088835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000088835 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000088835 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000051481 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[18]
C000051481 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[18]
C000051481 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[18]
C000051481 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[18]
C000051481 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[18]
C000051481 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000051481 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[18]
C000051481 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
C000051481 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[18]
C000051481 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000051481 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000051481 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000051481 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000051481 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000082487 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%	[19]
C000082487 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[19]
C000082487 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[19]
C000082487 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[19]
C000082487 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[19]
C000082487 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000082487 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000082487 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000082487 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000082487 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000082487 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000082487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000082487 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000082487 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000063261 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[20]
C000063261 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[20]
C000063261 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[20]
C000063261 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[20]
C000063261 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[20]
C000063261 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[20]
C000063261 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000063261 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000063261 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[20]
C000063261 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000063261 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063261 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000063261 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000063260 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[21]
C000063260 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[21]
C000063260 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000063260 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[21]
C000063260 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[21]
C000063260 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[21]
C000063260 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000063260 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[21]
C000063260 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[21]
C000063260 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000063260 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063260 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063260 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000063260 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000088844 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[22]
C000088844 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[22]
C000088844 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[22]
C000088844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[22]
C000088844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[22]
C000088844 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[22]
C000088844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[22]
C000088844 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[22]
C000088844 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[22]
C000088844 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[22]
C000088844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000088844 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000088844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000089955 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[23]
C000089955 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%	[23]
C000089955 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[23]
C000089955 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000089955 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[23]
C000089955 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000089955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000089955 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000089955 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000089955 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000089955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000089955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000089955 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000089955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000089953 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[24]
C000089953 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%	[24]
C000089953 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[24]
C000089953 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000089953 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[24]
C000089953 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[24]
C000089953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[24]
C000089953 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000089953 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[24]
C000089953 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[24]
C000089953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000089953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000089953 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000089953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000089954 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[25]
C000089954 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%	[25]
C000089954 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[25]
C000089954 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[25]
C000089954 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[25]
C000089954 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000089954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[25]
C000089954 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25]
C000089954 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000089954 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[25]
C000089954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000089954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000089954 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000089954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000089956 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[26]
C000089956 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%	[26]
C000089956 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[26]
C000089956 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000089956 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[26]
C000089956 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[26]
C000089956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[26]
C000089956 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000089956 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[26]
C000089956 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[26]
C000089956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000089956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000089956 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000089956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000089952 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[27]
C000089952 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%	[27]
C000089952 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[27]
C000089952 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000089952 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[27]
C000089952 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[27]
C000089952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[27]
C000089952 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000089952 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[27]
C000089952 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[27]
C000089952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000089952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000089952 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000089952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000101135 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[28]
C000101135 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[28]
C000101135 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[28]
C000101135 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[28]
C000101135 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[28]
C000101135 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
C000101135 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[28]
C000101135 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[28]
C000101135 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[28]
C000101135 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[28]
C000101135 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000101135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101135 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000101135 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000101134 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[29]
C000101134 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[29]
C000101134 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[29]
C000101134 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[29]
C000101134 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[29]
C000101134 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[29]
C000101134 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[29]
C000101134 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[29]
C000101134 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[29]
C000101134 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[29]
C000101134 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000101134 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101134 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000101134 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000201968 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[30]
C000201968 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[30]
C000201968 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[30]
C000201968 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[30]
C000201968 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[30]
C000201968 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[30]
C000201968 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[30]
C000201968 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[30]
C000201968 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[30]
C000201968 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[30]
C000201968 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000201968 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201968 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000201968 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000101141 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[31]
C000101141 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
C000101141 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[31]
C000101141 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[31]
C000101141 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[31]
C000101141 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
C000101141 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[31]
C000101141 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[31]
C000101141 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[31]
C000101141 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[31]
C000101141 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000101141 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101141 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000101141 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101140 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[32]
C000101140 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[32]
C000101140 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[32]
C000101140 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[32]
C000101140 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[32]
C000101140 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[32]
C000101140 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[32]
C000101140 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[32]
C000101140 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[32]
C000101140 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[32]
C000101140 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000101140 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101140 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000101140 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201970 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[33]
C000201970 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[33]
C000201970 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[33]
C000201970 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[33]
C000201970 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000201970 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[33]
C000201970 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[33]
C000201970 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[33]
C000201970 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[33]
C000201970 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[33]
C000201970 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000201970 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201970 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000201970 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101142 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[34]
C000101142 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000101142 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[34]
C000101142 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[34]
C000101142 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[34]
C000101142 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000101142 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[34]
C000101142 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[34]
C000101142 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[34]
C000101142 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[34]
C000101142 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000101142 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101142 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000101142 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101150 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[35]
C000101150 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[35]
C000101150 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%	[35]
C000101150 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[35]
C000101150 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[35]
C000101150 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[35]
C000101150 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[35]
C000101150 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[35]
C000101150 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[35]
C000101150 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[35]
C000101150 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000101150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101150 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000101150 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101149 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[36]
C000101149 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000101149 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%	[36]
C000101149 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[36]
C000101149 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[36]
C000101149 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[36]
C000101149 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[36]
C000101149 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[36]
C000101149 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
C000101149 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
C000101149 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000101149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101149 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000101149 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000012000 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[37]
C000012000 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[37]
C000012000 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[37]
C000012000 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000012000 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[37]
C000012000 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[37]
C000012000 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[37]
C000012000 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[37]
C000012000 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[37]
C000012000 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[37]
C000012000 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000012000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000012000 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000012000 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000011999 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[38]
C000011999 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[38]
C000011999 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[38]
C000011999 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[38]
C000011999 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[38]
C000011999 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[38]
C000011999 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[38]
C000011999 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[38]
C000011999 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[38]
C000011999 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[38]
C000011999 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000011999 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000011999 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000011999 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000088838 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[39]
C000088838 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[39]
C000088838 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[39]
C000088838 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[39]
C000088838 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[39]
C000088838 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[39]
C000088838 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[39]
C000088838 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[39]
C000088838 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[39]
C000088838 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[39]
C000088838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000088838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000088838 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000088838 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000051482 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[40]
C000051482 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[40]
C000051482 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[40]
C000051482 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[40]
C000051482 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[40]
C000051482 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[40]
C000051482 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[40]
C000051482 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000051482 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[40]
C000051482 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[40]
C000051482 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000051482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000051482 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000051482 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000082488 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[41]
C000082488 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%	[41]
C000082488 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[41]
C000082488 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[41]
C000082488 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[41]
C000082488 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[41]
C000082488 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[41]
C000082488 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[41]
C000082488 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[41]
C000082488 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[41]
C000082488 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000082488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000082488 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000082488 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000089949 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[42]
C000089949 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[42]
C000089949 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[42]
C000089949 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[42]
C000089949 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[42]
C000089949 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[42]
C000089949 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[42]
C000089949 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[42]
C000089949 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[42]
C000089949 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000089949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000089949 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089949 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000089947 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[43]
C000089947 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[43]
C000089947 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[43]
C000089947 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[43]
C000089947 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[43]
C000089947 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000089947 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000089947 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[43]
C000089947 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000089947 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000089947 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000089947 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089947 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000101153 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[44]
C000101153 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[44]
C000101153 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[44]
C000101153 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[44]
C000101153 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[44]
C000101153 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[44]
C000101153 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[44]
C000101153 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[44]
C000101153 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000101153 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[44]
C000101153 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000101153 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101153 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000101153 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101152 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[45]
C000101152 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[45]
C000101152 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[45]
C000101152 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[45]
C000101152 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[45]
C000101152 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
C000101152 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[45]
C000101152 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[45]
C000101152 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[45]
C000101152 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[45]
C000101152 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000101152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101152 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000101152 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201974 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[46]
C000201974 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[46]
C000201974 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[46]
C000201974 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[46]
C000201974 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000201974 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[46]
C000201974 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[46]
C000201974 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[46]
C000201974 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[46]
C000201974 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[46]
C000201974 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000201974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201974 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000201974 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101154 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000101154 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[47]
C000101154 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%	[47]
C000101154 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[47]
C000101154 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[47]
C000101154 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[47]
C000101154 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[47]
C000101154 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[47]
C000101154 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[47]
C000101154 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[47]
C000101154 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000101154 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101154 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
C000101154 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166218 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[48]
C000166218 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[48]
C000166218 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[48]
C000166218 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[48]
C000166218 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[48]
C000166218 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[48]
C000166218 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166218 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166218 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000166218 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166217 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[49]
C000166217 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[49]
C000166217 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[49]
C000166217 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[49]
C000166217 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[49]
C000166217 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[49]
C000166217 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166217 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166217 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000166217 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201977 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[50]
C000201977 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[50]
C000201977 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[50]
C000201977 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[50]
C000201977 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[50]
C000201977 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000201977 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201977 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201977 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000201977 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166219 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[51]
C000166219 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[51]
C000166219 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[51]
C000166219 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[51]
C000166219 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[51]
C000166219 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[51]
C000166219 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166219 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166219 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000166219 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213846 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[52]
C000213846 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[52]
C000213846 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[52]
C000213846 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000213846 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000213846 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[52]
C000213846 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[52]
C000213846 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[52]
C000213846 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[52]
C000213846 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000213846 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213846 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000213846 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000213846 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000063262 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[53]
C000063262 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[53]
C000063262 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[53]
C000063262 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[53]
C000063262 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[53]
C000063262 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[53]
C000063262 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[53]
C000063262 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[53]
C000063262 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[53]
C000063262 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[53]
C000063262 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063262 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000063262 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000082490 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[54]
C000082490 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[54]
C000082490 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[54]
C000082490 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[54]
C000082490 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[54]
C000082490 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[54]
C000082490 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[54]
C000082490 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[54]
C000082490 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[54]
C000082490 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000082490 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000082490 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
C000082490 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000089959 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[55]
C000089959 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%	[55]
C000089959 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[55]
C000089959 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
C000089959 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[55]
C000089959 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[55]
C000089959 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[55]
C000089959 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[55]
C000089959 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[55]
C000089959 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[55]
C000089959 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000089959 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000089959 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000089957 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[56]
C000089957 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%	[56]
C000089957 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[56]
C000089957 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000089957 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[56]
C000089957 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[56]
C000089957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[56]
C000089957 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[56]
C000089957 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[56]
C000089957 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[56]
C000089957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000089957 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000089957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000089958 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[57]
C000089958 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%	[57]
C000089958 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[57]
C000089958 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[57]
C000089958 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[57]
C000089958 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[57]
C000089958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[57]
C000089958 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[57]
C000089958 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[57]
C000089958 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[57]
C000089958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000089958 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000089958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000089960 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[58]
C000089960 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%	[58]
C000089960 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[58]
C000089960 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[58]
C000089960 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[58]
C000089960 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[58]
C000089960 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[58]
C000089960 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[58]
C000089960 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[58]
C000089960 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[58]
C000089960 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000089960 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000089960 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000089961 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[59]
C000089961 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%	[59]
C000089961 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[59]
C000089961 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[59]
C000089961 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[59]
C000089961 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[59]
C000089961 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[59]
C000089961 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[59]
C000089961 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[59]
C000089961 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[59]
C000089961 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000089961 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000089961 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000201973 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[60]
C000201973 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[60]
C000201973 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%	[60]
C000201973 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[60]
C000201973 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[60]
C000201973 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[60]
C000201973 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[60]
C000201973 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[60]
C000201973 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
C000201973 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
C000201973 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000201973 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201973 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000201973 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101151 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[61]
C000101151 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[61]
C000101151 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%	[61]
C000101151 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[61]
C000101151 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[61]
C000101151 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[61]
C000101151 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[61]
C000101151 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[61]
C000101151 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
C000101151 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
C000101151 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000101151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101151 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000101151 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101159 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[62]
C000101159 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[62]
C000101159 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%	[62]
C000101159 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[62]
C000101159 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[62]
C000101159 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[62]
C000101159 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101159 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101159 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101159 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[63]
C000101158 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[64]
C000101158 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[64]
C000101158 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%	[64]
C000101158 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[64]
C000101158 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[64]
C000101158 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[64]
C000101158 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101158 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101158 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101158 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[65]
C000201976 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[66]
C000201976 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[66]
C000201976 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%	[66]
C000201976 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[66]
C000201976 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[66]
C000201976 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[66]
C000201976 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201976 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000201976 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[67]
C000101160 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[68]
C000101160 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[68]
C000101160 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%	[68]
C000101160 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%	[68]
C000101160 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[68]
C000101160 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[68]
C000101160 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101160 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101160 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000101160 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[69]
C000213845 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[70]
C000213845 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[70]
C000213845 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[70]
C000213845 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[70]
C000213845 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[70]
C000213845 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[70]
C000213845 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[70]
C000213845 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[70]
C000213845 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[70]
C000213845 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[70]
C000213845 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000213845 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000213845 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000213843 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[71]
C000213843 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000213843 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[71]
C000213843 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[71]
C000213843 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[71]
C000213843 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[71]
C000213843 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[71]
C000213843 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[71]
C000213843 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[71]
C000213843 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[71]
C000213843 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000213843 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000213843 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000213844 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[72]
C000213844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[72]
C000213844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[72]
C000213844 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[72]
C000213844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[72]
C000213844 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[72]
C000213844 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[72]
C000213844 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[72]
C000213844 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[72]
C000213844 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[72]
C000213844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000213844 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000213844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000213847 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[73]
C000213847 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000213847 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[73]
C000213847 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[73]
C000213847 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[73]
C000213847 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[73]
C000213847 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[73]
C000213847 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[73]
C000213847 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[73]
C000213847 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[73]
C000213847 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000213847 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000213847 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000101136 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[74]
C000101136 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[74]
C000101136 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[74]
C000101136 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[74]
C000101136 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[74]
C000101136 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[74]
C000101136 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[74]
C000101136 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[74]
C000101136 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[74]
C000101136 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[74]
C000101136 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000101136 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101136 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000101136 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000101147 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[75]
C000101147 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[75]
C000101147 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[75]
C000101147 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[75]
C000101147 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[75]
C000101147 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[75]
C000101147 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[75]
C000101147 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[75]
C000101147 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[75]
C000101147 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[75]
C000101147 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000101147 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101147 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000101147 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101146 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[76]
C000101146 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[76]
C000101146 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[76]
C000101146 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[76]
C000101146 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[76]
C000101146 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[76]
C000101146 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[76]
C000101146 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[76]
C000101146 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[76]
C000101146 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[76]
C000101146 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000101146 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101146 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000101146 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000201972 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[77]
C000201972 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[77]
C000201972 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[77]
C000201972 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[77]
C000201972 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[77]
C000201972 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[77]
C000201972 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[77]
C000201972 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[77]
C000201972 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[77]
C000201972 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[77]
C000201972 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000201972 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201972 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000201972 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101148 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[78]
C000101148 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[78]
C000101148 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[78]
C000101148 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[78]
C000101148 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[78]
C000101148 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[78]
C000101148 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[78]
C000101148 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[78]
C000101148 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[78]
C000101148 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[78]
C000101148 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000101148 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101148 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000101148 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000101156 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[79]
C000101156 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[79]
C000101156 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%	[79]
C000101156 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[79]
C000101156 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[79]
C000101156 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[79]
C000101156 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[79]
C000101156 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101156 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101156 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000101156 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000101155 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[80]
C000101155 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[80]
C000101155 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%	[80]
C000101155 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[80]
C000101155 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[80]
C000101155 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[80]
C000101155 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[80]
C000101155 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101155 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101155 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000101155 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000201975 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000201975 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[81]
C000201975 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%	[81]
C000201975 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[81]
C000201975 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[81]
C000201975 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[81]
C000201975 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[81]
C000201975 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000201975 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201975 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000201975 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000101157 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[82]
C000101157 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[82]
C000101157 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%	[82]
C000101157 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[82]
C000101157 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[82]
C000101157 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[82]
C000101157 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[82]
C000101157 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000101157 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101157 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000101157 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000089948 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[83]
C000089948 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[83]
C000089948 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[83]
C000089948 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[83]
C000089948 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[83]
C000089948 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000089948 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000089948 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[83]
C000089948 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[83]
C000089948 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000089948 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000089948 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089948 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000089950 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[84]
C000089950 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[84]
C000089950 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[84]
C000089950 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[84]
C000089950 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[84]
C000089950 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[84]
C000089950 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[84]
C000089950 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[84]
C000089950 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[84]
C000089950 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000089950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000089950 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089950 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000089951 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[85]
C000089951 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[85]
C000089951 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[85]
C000089951 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[85]
C000089951 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[85]
C000089951 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[85]
C000089951 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[85]
C000089951 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[85]
C000089951 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[85]
C000089951 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000089951 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000089951 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089951 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000089964 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[86]
C000089964 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[86]
C000089964 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[86]
C000089964 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[86]
C000089964 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[86]
C000089964 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[86]
C000089964 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[86]
C000089964 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[86]
C000089964 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[86]
C000089964 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[86]
C000089964 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000089964 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000089964 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000089962 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[87]
C000089962 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[87]
C000089962 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[87]
C000089962 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[87]
C000089962 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[87]
C000089962 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[87]
C000089962 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[87]
C000089962 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[87]
C000089962 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[87]
C000089962 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[87]
C000089962 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000089962 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000089962 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000089963 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[88]
C000089963 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[88]
C000089963 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[88]
C000089963 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[88]
C000089963 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[88]
C000089963 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[88]
C000089963 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[88]
C000089963 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[88]
C000089963 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[88]
C000089963 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[88]
C000089963 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000089963 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000089963 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000089965 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[89]
C000089965 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[89]
C000089965 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[89]
C000089965 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[89]
C000089965 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[89]
C000089965 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[89]
C000089965 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[89]
C000089965 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[89]
C000089965 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[89]
C000089965 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[89]
C000089965 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089965 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000089965 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000089965 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000089966 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[90]
C000089966 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%	[90]
C000089966 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[90]
C000089966 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[90]
C000089966 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[90]
C000089966 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[90]
C000089966 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[90]
C000089966 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[90]
C000089966 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[90]
C000089966 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[90]
C000089966 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000089966 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000089966 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000101144 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[91]
C000101144 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[91]
C000101144 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[91]
C000101144 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[91]
C000101144 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[91]
C000101144 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[91]
C000101144 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[91]
C000101144 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[91]
C000101144 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[91]
C000101144 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[91]
C000101144 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000101144 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101144 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000101144 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[92]
C000101143 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[93]
C000101143 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[93]
C000101143 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[93]
C000101143 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[93]
C000101143 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[93]
C000101143 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[93]
C000101143 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[93]
C000101143 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[93]
C000101143 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[93]
C000101143 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[93]
C000101143 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000101143 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101143 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000101143 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[94]
C000201971 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[95]
C000201971 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[95]
C000201971 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[95]
C000201971 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[95]
C000201971 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[95]
C000201971 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[95]
C000201971 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[95]
C000201971 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[95]
C000201971 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[95]
C000201971 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[95]
C000201971 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000201971 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201971 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000201971 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[96]
C000101145 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[97]
C000101145 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[97]
C000101145 [Member] | Large Cap Index Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[97]
C000101145 [Member] | iShares Core MSCI Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[97]
C000101145 [Member] | Master Small Cap Index Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[97]
C000101145 [Member] | iShares U S Long Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[97]
C000101145 [Member] | iShares U S Intermediate Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[97]
C000101145 [Member] | iShares U S Securitized Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[97]
C000101145 [Member] | iShares U S Intermediate Credit Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[97]
C000101145 [Member] | iShares U S Long Government Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[97]
C000101145 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000101145 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101145 [Member] | Equity Funds Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000101145 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[98]

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Excludes short-term securities.
[25]	Excludes short-term securities.
[26]	Excludes short-term securities.
[27]	Excludes short-term securities.
[28]	Excludes short-term securities.
[29]	Excludes short-term securities.
[30]	Excludes short-term securities.
[31]	Excludes short-term securities.
[32]	Excludes short-term securities.
[33]	Excludes short-term securities.
[34]	Excludes short-term securities.
[35]	Excludes short-term securities.
[36]	Excludes short-term securities.
[37]	Excludes short-term securities.
[38]	Excludes short-term securities.
[39]	Excludes short-term securities.
[40]	Excludes short-term securities.
[41]	Excludes short-term securities.
[42]	Excludes short-term securities.
[43]	Excludes short-term securities.
[44]	Excludes short-term securities.
[45]	Excludes short-term securities.
[46]	Excludes short-term securities.
[47]	Excludes short-term securities.
[48]	Excludes short-term securities.
[49]	Excludes short-term securities.
[50]	Excludes short-term securities.
[51]	Excludes short-term securities.
[52]	Excludes short-term securities.
[53]	Excludes short-term securities.
[54]	Excludes short-term securities.
[55]	Excludes short-term securities.
[56]	Excludes short-term securities.
[57]	Excludes short-term securities.
[58]	Excludes short-term securities.
[59]	Excludes short-term securities.
[60]	Excludes short-term securities.
[61]	Excludes short-term securities.
[62]	Excludes short-term securities.
[63]	Rounds to greater than (0.1)%.
[64]	Excludes short-term securities.
[65]	Rounds to greater than (0.1)%.
[66]	Excludes short-term securities.
[67]	Rounds to greater than (0.1)%.
[68]	Excludes short-term securities.
[69]	Rounds to greater than (0.1)%.
[70]	Excludes short-term securities.
[71]	Excludes short-term securities.
[72]	Excludes short-term securities.
[73]	Excludes short-term securities.
[74]	Excludes short-term securities.
[75]	Excludes short-term securities.
[76]	Excludes short-term securities.
[77]	Excludes short-term securities.
[78]	Excludes short-term securities.
[79]	Excludes short-term securities.
[80]	Excludes short-term securities.
[81]	Excludes short-term securities.
[82]	Excludes short-term securities.
[83]	Excludes short-term securities.
[84]	Excludes short-term securities.
[85]	Excludes short-term securities.
[86]	Excludes short-term securities.
[87]	Excludes short-term securities.
[88]	Excludes short-term securities.
[89]	Excludes short-term securities.
[90]	Excludes short-term securities.
[91]	Excludes short-term securities.
[92]	Rounds to greater than (0.1)%.
[93]	Excludes short-term securities.
[94]	Rounds to greater than (0.1)%.
[95]	Excludes short-term securities.
[96]	Rounds to greater than (0.1)%.
[97]	Excludes short-term securities.
[98]	Rounds to greater than (0.1)%.